Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2019
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2019 and December 31, 2018 are as follows:

	Balance as of March 31, 2019		Balance as of December 31, 2018
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate - cash flow hedge	3,879	305,138	9,923	279,152
Foreign exchange derivative instruments	3,899	-	3,230	-
Total	7,778	305,138	13,153	279,152